RELATED PARTY BALANCES AND TRANSACTIONS - Schedule of related party balances and transactions (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Amounts due from related parties	¥ 202	$ 29	¥ 2,532
Amounts due to related parties	10,608	$ 1,538	15,630
Weixin
Amounts due to related parties	5,382		5,413
Jimi
Amounts due to related parties	125		756
Jixi
Amounts due from related parties			1,112
Amounts due to related parties			1,270
Yuncheng
Amounts due from related parties			1,179
Bixin
Amounts due to related parties	376		1,150
Small Ye Group
Amounts due to related parties	691		691
Tianshi
Amounts due to related parties	884		1,037
Yunnong
Amounts due to related parties	728		1,249
Xingsheng
Amounts due to related parties	1,209		1,515
Jibi
Amounts due to related parties	618		749
Others
Amounts due from related parties	202		241
Amounts due to related parties	¥ 595		¥ 1,800